CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Capital Stock
Share buyback program				2,950,000
Share buy back program payments		$ 49	$ 0	$ 49	$ 0
Capital stock
Capital Stock
Number of shares issued in dividend reinvestment plan with owners				114,000	118,000
Share buyback program				(2,950,000)
Common shares | Capital stock
Capital Stock
Number of shares issued (shares)		1,752,734,380		1,752,734,380
Par value per share (in dollars per share)		$ 0		$ 0
Number of shares issued in dividend reinvestment plan with owners				114,826
Common shares | Capital stock | Not later than one year [member]
Capital Stock
Authorized cash outflow for repurchase of outstanding shares	$ 1,000